UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chicago Fundamental Investment Partners, LLC
Address: 71 South Wacker Drive
         Suite 3495
         Chicago, IL  60606

13F File Number:  028-13316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John R. Gordon
Title:     Chief Financial Officer
Phone:     (312) 416-4300

Signature, Place, and Date of Signing:

 /s/     John R. Gordon     Chicago, IL/USA     May 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $542,717 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBIBOWATER INC             COM NEW          003687209     1428   100000 SH  PUT  SOLE                   100000        0        0
CAPITALSOURCE INC              COM              14055X102    12566  1903900 SH       SOLE                  1903900        0        0
CAPITALSOURCE INC              COM              14055X102      100    15200 SH  CALL SOLE                    15200        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.250%12/1  165167CB1     3160  3876000 PRN      SOLE                  3876000        0        0
D R HORTON INC                 NOTE 2.000% 5/1  23331ABB4    19528 15000000 PRN      SOLE                 15000000        0        0
DEVELOPERS DIVERSIFIED RLTY    NOTE 1.750%11/1  251591AX1    18858 17380000 PRN      SOLE                 17380000        0        0
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4    29640 35000000 PRN      SOLE                 35000000        0        0
EQUINIX INC                    NOTE 2.500% 4/1  29444UAF3    31610 22578000 PRN      SOLE                 22578000        0        0
EQUINIX INC                    NOTE 4.750% 6/1  29444UAH9    19384  9675000 PRN      SOLE                  9675000        0        0
GRAY TELEVISION INC            COM              389375106     3311  1751874 SH       SOLE                  1751874        0        0
JETBLUE AIRWAYS CORP           DBCV 5.500%10/1  477143AE1     7757  5900000 PRN      SOLE                  5900000        0        0
JETBLUE AIRWAYS CORP           DBCV 6.750%10/1  477143AG6     3197  2500000 PRN      SOLE                  2500000        0        0
KB HOME                        COM              48666K109    14564  1636400 SH  CALL SOLE                  1636400        0        0
LENNAR CORP                    CL A             526057104     3387   124600 SH  CALL SOLE                   124600        0        0
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0    44326 41500000 PRN      SOLE                 41500000        0        0
MGIC INVT CORP WIS             NOTE 5.000% 5/0  552848AD5     6575  8500000 PRN      SOLE                  8500000        0        0
MICRON TECHNOLOGY INC          NOTE 4.250%10/1  595112AJ2    14098  8500000 PRN      SOLE                  8500000        0        0
MOODYS CORP                    COM              615369105    27576   655000 SH  CALL SOLE                   655000        0        0
PROLOGIS                       NOTE 3.250% 3/1  74340XAT8    26145 23000000 PRN      SOLE                 23000000        0        0
RADIAN GROUP INC               NOTE 3.000%11/1  750236AK7     6842 10040000 PRN      SOLE                 10040000        0        0
RYLAND GROUP INC               COM              783764103     6326   328100 SH  PUT  SOLE                   328100        0        0
SPANSION INC                   COM CL A NEW     84649R200      206    16889 SH       SOLE                    16889        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   214735  1525000 SH  PUT  SOLE                  1525000        0        0
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417    10953   278200 SH  PUT  SOLE                   278200        0        0
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417    16445   417700 SH  CALL SOLE                   417700        0        0